Segment Information - Operations Segments (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Revenue	$ 310,791	$ 254,154	$ 222,608
Cost of sales	(204,370)	(180,350)	(183,894)
Gross profit	106,421	73,804	38,714
Administrative expenses	(21,316)	(17,559)	(14,519)
Other operating income	1,653	1,077	1,465
Other operating expenses	(6,691)	(5,272)	(4,759)
Allowance for expected credit losses on financial	(392)	(320)	(391)
Operating profit	79,675	51,730	20,510
Finance income	1,743	598	4,627
Finance costs	(63,640)	(62,287)	(65,299)
Other financial results	3,067	3,798	3,162
Loss from mark to market and disposal of financial asset	0	0	(24,149)
Profit/(loss) before tax	20,845	(6,161)	(61,149)
Profit (loss) before tax	20,845	(6,161)	(61,149)
Income tax (expense)/income	(7,064)	1,719	(5,230)
Profit/(loss) for the year	13,781	(4,442)	(66,379)
Port Terminal Business [member]
Disclosure of operating segments [line items]
Revenue	139,556	118,479	104,545
Cost of sales	(58,374)	(35,271)	(40,171)
Gross profit	81,182	83,208	64,374
Administrative expenses	(5,077)	(4,220)	(3,418)
Other operating income	67	138	760
Other operating expenses	(557)		(3)
Allowance for expected credit losses on financial	(392)	(80)	(73)
Operating profit	75,223	79,046	61,640
Finance income	729	235	1,780
Finance costs	(26,471)	(25,033)	(23,647)
Other financial results	0	0	0
Loss from mark to market and disposal of financial asset			(9,276)
Profit/(loss) before tax	49,481	54,248	30,497
Profit (loss) before tax	49,481	54,248	30,497
Income tax (expense)/income	0	0	0
Profit/(loss) for the year	49,481	54,248	30,497
Cabotage Business [member]
Disclosure of operating segments [line items]
Revenue	53,584	52,192	34,909
Cost of sales	(47,042)	(46,879)	(55,922)
Gross profit	6,542	5,313	(21,013)
Administrative expenses	(3,370)	(2,785)	(2,252)
Other operating income	0	245	0
Other operating expenses	(2,162)	(2,163)	(1,402)
Allowance for expected credit losses on financial	0	0	0
Operating profit	1,010	610	(24,667)
Finance income	250	97	957
Finance costs	(9,244)	(9,850)	(13,008)
Other financial results	2,225	0	0
Loss from mark to market and disposal of financial asset			(4,987)
Profit/(loss) before tax	(5,759)	(9,143)	(41,705)
Profit (loss) before tax	(5,759)	(9,143)	(41,705)
Income tax (expense)/income	(5,979)	657	(1,848)
Profit/(loss) for the year	(11,738)	(8,486)	(43,553)
Barge Business [member]
Disclosure of operating segments [line items]
Revenue	117,651	83,483	83,154
Cost of sales	(98,954)	(98,200)	(87,801)
Gross profit	18,697	(14,717)	(4,647)
Administrative expenses	(12,869)	(10,554)	(8,849)
Other operating income	1,586	694	705
Other operating expenses	(3,972)	(3,109)	(3,354)
Allowance for expected credit losses on financial	0	(240)	(318)
Operating profit	3,442	(27,926)	(16,463)
Finance income	764	266	1,890
Finance costs	(27,925)	(27,404)	(28,644)
Other financial results	842	3,798	3,162
Loss from mark to market and disposal of financial asset			(9,886)
Profit/(loss) before tax	(22,877)	(51,266)	(49,941)
Profit (loss) before tax	(22,877)	(51,266)	(49,941)
Income tax (expense)/income	(1,085)	1,062	(3,382)
Profit/(loss) for the year	$ (23,962)	$ (50,204)	$ (53,323)